REVENUES BY PRODUCT AND GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues	$ 106,000	$ 106,328	$ 120,794
Sales of zipper chains and sliders
Revenues	68,059	57,560	64,690
Trading of textile raw and auxiliary materials
Revenues	29,660	40,300	46,957
Zipper processing services
Revenues	$ 8,281	$ 8,468	$ 9,147